Income Tax Expense Deferred tax assets and liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)	[1]
Deferred tax assets and liabilities [Abstract]
Deferred tax assets	₩ 280,130	$ 262,436	₩ 232,007
Deferred tax liabilities	22,681	$ 21,249	22,023
Net deferred tax assets	₩ 257,449		₩ 209,984	₩ 191,218	₩ 236,101

[1]	The beginning balance incorporates the deferred tax assets (liabilities) from subsidiaries that were reclassified into disposal group held for sale and disposal groups held for distribution to owners.